Employee share scheme (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) item shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Employee share scheme
Share-based compensation expense	£ 78	£ 59	£ 63
Performance Share Plan
Employee share scheme
Share-based compensation expense	£ 6
Number of measures | item	2
Performance period	3 years
Percentage of awards vesting determined by cumulative free cash flow measure	50.00%
Percentage of awards vesting determined by net debt to adjusted EBITDA measure	50.00%
Performance Share Plan | Maximum
Employee share scheme
Potential reduction in overall vesting from Environmental, Social and Governance qualifier	75.00%
Share Value Plan
Employee share scheme
Share-based compensation expense	£ 11
Performance period	3 years
Number of ordinary shares per awarded instrument | shares	100
Share Value Plan | US & Puerto Rico
Employee share scheme
Number of American Depositary Shares per awarded instrument | shares	50